Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - May | iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: 1.95 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.80%
Innovator U.S. Small Cap Power Buffer ETF™ - May | iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: 194.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.20%
Innovator U.S. Small Cap Power Buffer ETF™ - May | iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: 230.95 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.60%)
Innovator U.S. Small Cap Power Buffer ETF™ - May | iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: 165.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.60%)